Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares
Components of the numerator for the calculation of basic and diluted EPS
Net income net of non-controlling interests - continuing operations - basic | $		$ 55,318	$ 46,345
Net income net of non-controlling interests - continuing operations - diluted | $		$ 55,318	$ 46,345
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)		103,874	104,217
Dilutive impact of share options and RSUs (in shares)		985	918
Diluted impact of 2025 convertible bonds		3,460	0
Weighted average number of common shares outstanding, diluted (in shares)		108,319	105,135
Earnings Per Share, Basic And Diluted [Abstract]
Basic earnings per share (in USD per share) | $ / shares		$ 0.53	$ 0.44
Dilutive earnings per share (in USD per share) | $ / shares		$ 0.51	$ 0.44
2025 Convertible Bonds | Convertible Debt
Earnings Per Share, Basic And Diluted [Abstract]
Debt instrument, face amount | $	$ 575,000
Debt instrument, interest rate, stated percentage (in percentage)	2.75%
Debt instrument, convertible, conversion ratio	0.0173834
Debt instrument, convertible, conversion price (in USD per share) | $ / shares	$ 57.53